Leases - Schedule of Lease Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Abstract]
Lease liabilities – current portion	$ 213,546	$ 207,128	$ 184,651
Lease liabilities – non-current portion	122,981	118,979	242,187
Total	$ 336,527	$ 326,107	$ 426,838